RELATED PARTY TRANSACTIONS - Additional Information (Details) - Aldel Financial Inc. - USD ($)		9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jan. 11, 2021
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note	$ 225,000
Repayment of promissory note - related party		$ 250,000
Price of warrant	$ 10.00
Working capital loans warrant
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 25,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Outstanding balance of related party note	$ 0
Administrative Service Agreement
Related Party Transaction [Line Items]
Expenses per month	$ 10,000	$ 10,000
Related Party Loans
Related Party Transaction [Line Items]
Maximum borrowing capacity of related party promissory note			$ 225,000